Basis of preparation and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Schedule of impacts arising from the adoption of IFRS 16

Amendments to IFRS 9	Prepayment Features with Negative Compensation
IFRS 16	Leases
IFRS 17	Insurance Contracts
Amendments to IAS 19	Plan Amendment, Curtailment or Settlement
Amendments to IAS 28	Long-term interests in associates and joint ventures
IFRIC-Int 23	Uncertainty over Income Tax Treatment
Annual Improvements 2015‑2017 Cycle	Amendments to IFRS 3, IFRS 11, IAS 12 and IAS 23

Schedule of lease liabilities as at 1 January 2019 reconciled to the operating lease commitments

Operating lease commitments as at 31 December 2018	2,642,605
Less: Value-added tax	(154,778)
Less: Commitments relating to short-term leases and those leases with a remaining lease term ending on or before 31 December 2019	(6,525)
Commitments relating to leases of low-value assets	(329)
Add: Commitments relating to contracts not previously identified as leases	443,537
Weighted average incremental borrowing rate as at 1 January 2019	6.18%
Lease liabilities as at 1 January 2019	1,815,187
(a)

IFRIC-Int 23 addresses the accounting for income taxes (current and deferred) when tax treatments involve uncertainty that affects the application of IAS 12 (often referred to as “uncertain tax positions”). The interpretation does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The interpretation specifically addresses (i) whether an entity considers uncertain tax treatments separately; (ii) the assumptions an entity makes about the examination of tax treatments by taxation authorities; (iii) how an entity determines taxable profits or tax losses, tax bases, unused tax losses, unused tax credits and tax rates; and (iv) how an entity considers changes in facts and circumstances. Upon adoption of the interpretation, the Group considered whether it has any uncertain tax positions arising from the transfer pricing on its intergroup transaction. Based on the Group’s tax compliance and transfer pricing study, the Group determined that it is probable that its transfer pricing policy will be accepted by the tax authorities. Accordingly, the interpretation did not have any impact on the financial position or performance of the Group.

Schedule of estimated useful lives of property and equipment

–	Medical equipment	5‑10 years
–	Office equipment	3 years
–	Furniture and vehicles	4‑5 years
–	Leasehold improvements	Shorter of the lease term or the assets’ useful life

Ifrs16
Disclosure of initial application of standards or interpretations [line items]
Schedule of impacts arising from the adoption of IFRS 16

Increase/(decrease)
Assets
Increase in right-of-use assets	1,776,102
Decrease in prepayments and other current assets	(5,531)
Decrease in other non-current assets	(3,095)
Decrease in deferred tax assets	(989)
Increase in total assets	1,766,487
Liabilities
Increase in lease liabilities	1,815,187
Decrease in accrued expenses and other current liabilities	(47,711)
Increase in total liabilities	1,767,476
Equity
Decrease in accumulated deficit	(989)
Decrease in total equity	(989)